Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment
16. Property, Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At January 1, 2024
Cost	$1,565	$20,693	$32,532	$9,738	$4,361	$68,889
Accumulated depreciation	—	(6,423)	(10,845)	(6,056)	—	(23,324)
Net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
Year ended December 31, 2024
Opening net book value	$1,565	$14,270	$21,687	$3,682	$4,361	$45,565
Additions	315	1	533	846	1,447	3,142
Disposals	(7)	(4)	(50)	—	(2)	(63)
Change from the NSC/POSCO transaction (Note 5(b))	—	115	105	83	39	342
Sale of steelmaking coal business (Note 5(b))	—	(9,609)	(4,214)	(2,090)	(1,360)	(17,273)
Asset impairment	—	—	(961)	—	(54)	(1,015)
Depreciation and amortization	—	(396)	(1,459)	(586)	—	(2,441)
Transfers between classifications (c)	—	106	3,217	—	(3,323)	—
Changes in decommissioning, restoration and other provisions	—	39	(9)	—	—	30
Capitalized borrowing costs (Note 10)	—	—	—	—	66	66
Changes in foreign exchange rates	82	357	1,500	95	181	2,215
Closing net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568
At December 31, 2024
Cost	$1,955	$6,988	$29,313	$4,417	$1,355	$44,028
Accumulated depreciation	—	(2,109)	(8,964)	(2,387)	—	(13,460)
Net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568
Year ended December 31, 2025
Opening net book value	$1,955	$4,879	$20,349	$2,030	$1,355	$30,568
Additions	478	13	153	232	1,700	2,576
Disposals	(8)	—	(107)	—	(5)	(120)
Depreciation and amortization	—	(274)	(1,107)	(462)	—	(1,843)
Transfers between classifications (c)	(238)	250	1,381	—	(1,393)	—
Changes in decommissioning, restoration and other provisions	11	(206)	27	—	—	(168)
Capitalized borrowing costs (Note 10)	—	—	—	—	23	23
Changes in foreign exchange rates	(59)	(209)	(913)	(57)	(77)	(1,315)
Closing net book value	$2,139	$4,453	$19,783	$1,743	$1,603	$29,721
At December 31, 2025
Cost	$2,139	$6,752	$29,389	$4,508	$1,603	$44,391
Accumulated depreciation	—	(2,299)	(9,606)	(2,765)	—	(14,670)
Net book value	$2,139	$4,453	$19,783	$1,743	$1,603	$29,721

16. Property, Plant and Equipment (continued)

a) Exploration and Evaluation

In 2025, significant exploration and evaluation projects in property, plant and equipment include the Red Dog Mine Life Extension, formerly named the Anarraaq and Aktigiruq Extension Program, Galore Creek, Zafranal, San Nicolás and NewRange. In 2024, significant exploration and evaluation projects included the Highland Valley Copper Mine Life Extension, the Red Dog Mine Life Extension, Galore Creek, Zafranal, San Nicolás and NewRange.

b) Borrowing Costs

Borrowing costs are capitalized at a rate based on our weighted average cost of borrowing or at the rate of the project-specific debt, as applicable. Capitalized borrowing costs are classified with the asset they relate to within mineral properties, land, buildings, plant and equipment, or construction in progress. Our weighted average borrowing rate used for capitalization of borrowing costs in 2025 was 7.2% (2024 – 7.4%).

c) Transfers Between Classifications
Of the $1.6 billion in transfers in 2025 (2024 – $3.3 billion) the largest component related to QB assets which became available for use throughout the year.